NOTE 17. SEGMENT REPORTING (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets	$ 750,315	$ 612,645
Office Leasing
Assets	87,400	89,500
Internet-based Business
Assets	$ 543,100	$ 56,000